FINANCIAL RISK MANAGEMENT - Investment Risk by Country (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / R$	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / CLF	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / R$	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / CLF	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Exchange Rate Risk
Currency variation at closing			844.69	151.36	8.22	0.123		710.95	136.80	8.44	0.103
Total assets		$ 2,946,106,647					$ 2,448,064,400					$ 2,390,948,423
Total liabilities		1,844,693,088					1,616,503,809					1,422,044,475
Net investment		1,101,413,559					$ 831,560,591					$ 968,903,948	$ 863,714,743
Currency risk | USD
Exchange Rate Risk
Currency variation at closing	18.8
Percentage of reasonably possible risk increase	(5.00%)
Currency risk | Brazil
Exchange Rate Risk
Currency variation at closing	9.4
Total assets		903,369,847
Total liabilities		644,077,808
Net investment		259,292,039
Share on income	24.30%
Impact on results for the period	$ (2,171,576)
Impact on equity at closing		(12,076,796)
Currency risk | Argentina
Exchange Rate Risk
Currency variation at closing	2.7
Total assets		334,076,764
Total liabilities		122,221,435
Net investment		211,855,329
Share on income	24.00%
Impact on results for the period	$ (980,976)
Impact on equity at closing		(6,738,919)
Percentage of reasonably possible risk increase	(5.00%)
Currency risk | Paraguay
Exchange Rate Risk
Currency variation at closing	19.1
Total assets		343,269,734
Total liabilities		51,449,972
Net investment		291,819,762
Share on income	7.60%
Impact on results for the period	$ (1,942,324)
Impact on equity at closing		$ (13,162,380)